PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13.   PROPERTY, PLANT AND EQUIPMENT

Changes in property, plant and equipment for financial years ended on December 31, 2021 and 2020 are as follows:

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2021
Cost model
Furniture and facilities	2,144,232	10	—	147,619	—	(46,519)	2,245,332	(1,712,833)	69,220	—	(140,855)	—	(1,784,468)	460,864
Machinery and equipment	7,828,920	5	—	581,850	—	(189,778)	8,220,992	(6,593,352)	163,511	—	(477,254)	—	(6,907,095)	1,313,897
Vehicles	393,750	5	—	99,139	—	(82,218)	410,671	(181,299)	71,533	—	(77,541)	—	(187,307)	223,364
Right of use assets	3,240,608	0	—	1,205,056	—	(1,281,319)	3,164,345	(1,429,079)	944,546	—	(1,059,878)	—	(1,544,411)	1,619,934
Construction in progress	963,605	0	—	866,175	—	(438,750)	1,391,030	—	—	—	—	—	—	1,391,030
Revaluation model
Land and Buildings	6,343,672	50	105,051	4,619	—	(198,151)	6,255,191	(275,877)	183,291	—	(136,782)	—	(229,368)	6,025,823
Total	20,914,787	—	105,051	2,904,458	—	(2,236,735)	21,687,561	(10,192,440)	1,432,101	—	(1,892,310)	—	(10,652,649)	11,034,912

	Gross carrying amount							Depreciation
	At the													Net
	beginning				Additions by		At the	At the		Additions by				carrying
	of the	Useful			business		end of	beginning		business	Of the	Other	At the end	amount
Item	year	Life	Revaluation	Additions	combinations	Disposals	the year	of the year	Disposals	combinations	Year	Movements	of the year	12/31/2020
Cost model
Furniture and facilities	2,072,789	10	—	116,852	—	(45,409)	2,144,232	(1,432,570)	(129,095)	—	(151,168)	—	(1,712,833)	431,399
Machinery and equipment	6,485,290	5	—	2,002,289	—	(658,659)	7,828,920	(5,769,041)	(359,297)	—	(465,014)	—	(6,593,352)	1,235,568
Vehicles	355,697	5	—	109,063	—	(71,010)	393,750	(152,513)	38,148	—	(66,934)	—	(181,299)	212,451
Right of use assets	3,090,168	0	—	1,213,421	—	(1,062,981)	3,240,608	(1,164,216)	913,081	—	(1,177,944)	—	(1,429,079)	1,811,529
Construction in progress	986,733	0	—	229,654	—	(252,782)	963,605	—	—	—	—	—	—	963,605
Revaluation model
Land and Buildings	3,924,650	50	1,235,377	1,186,431	—	(2,786)	6,343,672	(173,002)	3,755	—	(106,630)	—	(275,877)	6,067,795
Total	16,915,327	—	1,235,377	4,857,710	—	(2,093,627)	20,914,787	(8,691,342)	466,592	—	(1,967,690)	—	(10,192,440)	10,722,347

13.1    Revaluation of Property, Plant and Equipment

The Group´s properties, plant and equipment measured at revaluation model were valued at each reporting date by an independent expert. The frequency of revaluations ensures fair value of the revalued asset does not differ materially from its carrying amount.

The last revaluation was made on December 31, 2021.

The following are the book values that would have been recognized if the assets had been accounted under the cost model:

			Residual
			Value
			according to
	Revaluation	Revalued	the cost
Class	date	amount	model	Difference
Land and buildings	12/31/2021	6,025,823	3,764,200	2,261,623
Land and buildings	12/31/2020	6,067,795	3,810,045	2,257,750

For all Land and Buildings with a total valuation of 6,026 million as of December 31, 2021, the valuation was determined using sales Comparison Approach prepared by the Group’s management considering a report of an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per meter (Level 3). The Group estimated that, other factors being constant, a 5% reduction on the Sales price per meter for the period ended December 31, 2021 would have reduced the value of the Land and Buildings on 195.8 million, which would impact, net of its tax effect on the "Net Revaluation surplus of property, plant and equipment" item in the statement of comprehensive income.